SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Prepayment to vendors		$ 7,079,049	$ 5,784,530
Deferred IPO Costs	[1]		1,282,570
Advances to employees	[2]	26,903	29,380
Others	[3]	583,471	210,998
Prepaid expenses and other current assets		$ 7,689,423	$ 7,307,478

[1]	The balance represented the incremental costs incurred for the Company’s initial public offering (“IPO”), which was deducted from the proceeds of the IPO at the completion of the IPO.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[3]	The balance primarily represented a development service fee of $237,465 and $ 3,727, and a deposit of $101,317 and $35,568, as of December 31, 2024 and 2023, respectively.